SHAREHOLDER' EQUITY (Schedule of Information about Options Granted) (Details) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 0.05-0.32 [Member]	Dec. 31, 2012 0.05-0.32 [Member] Minimum [Member]	Dec. 31, 2012 0.05-0.32 [Member] Maximum [Member]	Dec. 31, 2012 0.4-0.46 [Member]	Dec. 31, 2012 0.4-0.46 [Member] Minimum [Member]	Dec. 31, 2012 0.4-0.46 [Member] Maximum [Member]	Dec. 31, 2012 0.49-0.70 [Member]	Dec. 31, 2012 0.49-0.70 [Member] Minimum [Member]	Dec. 31, 2012 0.49-0.70 [Member] Maximum [Member]	Dec. 31, 2012 0.75-0.85 [Member]	Dec. 31, 2012 0.75-0.85 [Member] Minimum [Member]	Dec. 31, 2012 0.75-0.85 [Member] Maximum [Member]	Dec. 31, 2012 1.2-1.25 [Member]	Dec. 31, 2012 1.2-1.25 [Member] Minimum [Member]	Dec. 31, 2012 1.2-1.25 [Member] Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	5,509,563	6,139,463	6,755,463	5,159,102	3,123,036			127,500			403,193			1,084,334			771,500
Options outstanding, weighted average remaining contractual life						7 months 17 days	8 years 4 months 21 days		4 years 3 months 11 days	5 years 1 month 13 days		29 days	5 years 4 days		10 months 21 days	4 years 3 months 15 days		1 year 2 months 12 days	1 year 11 months 12 days
Options exercisable	4,627,071	4,371,053	3,907,131		2,240,544			127,500			403,193			1,084,334			771,500
Options exercisable, weighted average remaining contractual life						7 months 17 days	8 years 4 months 21 days		4 years 3 months 11 days	5 years 1 month 13 days		29 days	5 years 4 days		10 months 21 days	4 years 3 months 15 days		1 year 2 months 12 days	1 year 11 months 12 days
Exercise price, minimum					$ 0.05			$ 0.4			$ 0.49			$ 0.75			$ 1.2
Exercise price, maximum					$ 0.32			$ 0.46			$ 0.70			$ 0.85			$ 1.25